Parent company only condensed financial information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Net cash provided by operating activities	¥ 163,509	$ 22,532	¥ 182,593	¥ 199,752
Net cash (used in) provided by investing activities	(185,415)	(25,551)	(21,824)	(135,506)
Issuance of ordinary shares	10	1	843	11
Repurchase of ordinary shares	(86,662)	(11,942)	(88,745)	(74,746)
Repayment of unsecured senior notes	(16,220)	(2,235)	(5,013)	0
Repayment of bank borrowings	(43,678)	(6,019)	(13,092)	(11,448)
Proceeds from unsecured senior notes, net of debt issuance cost	35,979	4,958	0	0
Proceeds from convertible unsecured senior notes, net of debt issuance cost	35,665	4,915	0	0
Payments for capped call transactions	(4,612)	(636)	0	0
Net cash (used in) provided by financing activities	(76,215)	(10,502)	(108,244)	(65,619)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	965	133	4,389	3,530
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(97,156)	(13,388)	56,914	2,157
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	286,424	39,470	229,510	227,353
Cash and cash equivalents, restricted cash and escrow receivables at end of year	189,268	$ 26,082	286,424	229,510
Parent Company [Member]
Net cash provided by operating activities	51,728		93,308	71,885
(Advances to and investments in) Repayments from subsidiaries and VIEs, and others	(54,809)		11,838	(12,290)
Net cash (used in) provided by investing activities	(54,809)		11,838	(12,290)
Issuance of ordinary shares	10		843	11
Advances from subsidiaries	73,526		6,195	15,296
Repurchase of ordinary shares	(86,662)		(88,745)	(74,746)
Dividend distribution	(29,077)		(17,946)	0
Repayment of unsecured senior notes	(16,220)		(5,013)	0
Repayment of bank borrowings	(6,067)		0	0
Proceeds from unsecured senior notes, net of debt issuance cost	35,979		0	0
Proceeds from convertible unsecured senior notes, net of debt issuance cost	35,665		0	0
Payments for capped call transactions	(4,612)		0	0
Net cash (used in) provided by financing activities	2,542		(104,666)	(59,439)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	43		58	33
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(496)		538	189
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	1,114		576	387
Cash and cash equivalents, restricted cash and escrow receivables at end of year	¥ 618		¥ 1,114	¥ 576